Commitment And Contingencies - Schedule of future minimum lease payments under these operating leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 629
2020	123
2021	3
2022	0
Thereafter	0
Total minimum lease payments	$ 755